Subsequent events (Tables)	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The following table is a reconciliation of the components that caused the Company’s provision for income taxes to differ from amounts computed by applying the U.S. federal statutory rate of 21% (in thousands):

	Years Ended December 31,
	2023		2022
Statutory U.S. Federal income tax	$(4,782)	21.0%	$(8,260)	21.0%
State income taxes, net	(309)	1.3%	(167)	0.4%
Meals and entertainment	5	—%	—	—%
Change in valuation allowance	5,031	(22.1)%	5,384	(13.7)%
Goodwill impairment	—	—%	3,802	(9.7)%
Warrant valuation	50	(0.2)%	—	—%
Tax effect of non-deductible equity instruments	—	—%	—	0.1%
Return to provision adjustment	5	—%	(5)	—%
Other	2	—%	(772)	2.0%
Total provision	$2	0.0%	$(18)	0.1%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2023	2022
Deferred income tax assets:
Net operating loss carryforwards	$21,662	$19,182
ROU assets	28	42
Share-based compensation	5,320	5,251
Inventory	68	157
Other assets	2,508	2,306
Gross deferred tax assets	29,586	26,938
Valuation allowance	(29,509)	(24,479)
Net deferred tax assets	$77	$2,459
Deferred income tax liabilities:
Fixed assets	(50)	(86)
Operating lease liabilities	(27)	(41)
Intangibles	—	(2,332)
Deferred tax liabilities, net of valuation allowance	$—	$—

Schedule of Valuation Allowance

Changes in valuation allowance are as follows (in thousands):

	Years Ended December 31,
	2023	2022
Valuation allowance, at beginning of year	$24,479	$19,095
Increase in valuation allowance	5,030	5,384
Valuation allowance, at end of year	$29,509	$24,479